Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Estimated fair value of the Company's debt obligations compared to their carrying amounts
Total debt obligations	$ 5,981,289		$ 6,499,356
Financing liabilities	175,100		174,400
Carrying Amounts [Member]
Estimated fair value of the Company's debt obligations compared to their carrying amounts
Mortgages and secured loans payable	4,021,259	[1]	6,115,269	[1]
Notes payable	339,851		384,087
Credit facility	1,620,179		0
Total debt obligations	5,981,289		6,499,356
Financing liabilities	175,111		174,440
Fair Value [Member]
Estimated fair value of the Company's debt obligations compared to their carrying amounts
Mortgages and secured loans payable	4,179,640		6,161,656
Notes payable	371,393		395,280
Credit facility	1,620,179		0
Total debt obligations	6,171,212		6,556,936
Financing liabilities	175,111		174,440
Successor [Member]
Estimated fair value of the Company's debt obligations compared to their carrying amounts
Mortgages and secured loans payable	5,981,289		6,499,356
Financing liabilities	$ 175,111		$ 174,440

[1]	The Company's mortgages and secured loans are collateralized by certain properties and the equity interests of certain subsidiaries. These properties had a carrying value as of December 31, 2013 of approximately $5.4 billion.